Pay vs Performance Disclosure Unit_pure in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 21, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement
of Noble’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.
2022 Pay versus Performance Table

							Value of Initial Fixed $100 Investment Based on:		$ in millions
Year	Summary Compensation Table total for First CEO (1) ($)	Summary Compensation Table total for Second or Only CEO (1) ($)	Compensation actually paid to First CEO ($)	Compensation actually paid to Second or Only CEO ($)	Average Summary Compensation Table total for other NEOs (2) ($)	Average compensation actually paid to other NEOs (2) ($)	TSR (3) ($)	Peer group TSR (3) ($)	Net Income (Loss)	Adjusted Free Cash Flow (4)
2022	—	8,374,467	—	33,943,858	2,261,706	7,091,051	152.36	127.17	169	165
2021	—	25,270,516	—	38,425,385	5,033,297	7,445,966	100.24	79.17	352	(95)
2020	7,222,019	4,882,286	2,100,895	3,316,957	1,887,617	1,057,824	N/A	N/A	(3,978)	151

(1)
The Company had two CEOs during 2020. Effective as of the close of the Company’s Annual General Meeting of Shareholders held on May 21, 2020, Ms. Robertson stepped down from her positions of President and Chief Executive Officer of the Company and transitioned to the position of Executive Chairman, and Mr. Eifler, who formerly served as Senior Vice President - Commercial, succeeded Ms. Robertson as President and Chief Executive Officer. On February 5, 2021, when the Company successfully completed its financial restructuring and the Debtors emerged from the Chapter 11 Cases, Ms. Robertson retired from her position as Executive Chairman.

(2)	The other named executive officers for each applicable year are as follows:

•	2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2020: Richard B. Barker, William E. Turcotte, Joey M. Kawaja, Barry Smith and Stephen M Butz

(3)
TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of OSX. Dividends are net of corporate taxes and the value assumes 0% reinvestment of dividends into the OSX index. Legacy Noble filed its petition for bankruptcy and delisted from the NYSE on July 31, 2020 and therefore, in accordance the rules of the SEC, the Company is not providing a TSR or Peer Group TSR for 2020. For 2021, the TSR and the Peer Group TSR reflects the period from our listing on the NYSE on June 9, 2021, following the Company’s emergence from bankruptcy, through December 31, 2021. For 2022, the TSR and the Peer Group TSR reflects the period from June 9, 2021 through December 31, 2022.

(4)
Adjusted free cash flow is defined as earnings before interest, taxes, depreciation and amortization (EBITDA) less cash interest, less cash taxes, plus or minus changes in working capital, and plus or minus other adjustments. Adjustments to 2022 and 2021 free cash flow remove impacts of one-off events which include, among others, rig sale proceeds, restructuring related items, and merger and integration related costs.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments			Equity Award Adjustments
			Deduct change in pension value ($)	Pension service cost adjustment ($)	Prior service cost adjustment ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)		Dividends & Interest Accrued ($)
2022	CEO	8,374,467	—	—	—	(6,851,915)	9,538,793	22,882,513	(5)	—
	Other NEOs (2)	2,261,706	—	—	—	(1,605,943)	2,235,691	4,199,598		—
2021	CEO	25,270,516	—	—	—	(23,298,341)	36,460,294	(7,084)		—
	Other NEOs (2)	5,033,297	—	—	—	(4,275,914)	6,691,510	(2,927)		—
2020	CEO	4,882,286	—	—	—	(1,114,516)	—	(450,813)		—
	CEO former (1)	7,222,019	(839,291)	—	—	(1,322,559)	—	(2,959,274)		—
	Other NEOs (2)	1,887,617	(18,152)	—	—	(584,520)	—	(227,121)		—

(5)
Reflects changes in value related to the grants awarded at Legacy Noble’s emergence from bankruptcy. The Emergence Grant equity awards were made using a price per share of $13.46 based on third-party implied market prices immediately prior to emergence, and in consultation with the Company’s creditors. Please see “Explanatory Note” on page v and “2021 Emergence Grants” on page 37 for additional information.

Company Selected Measure Name			Adjusted free cash flow
Named Executive Officers, Footnote [Text Block]
(2)	The other named executive officers for each applicable year are as follows:

•	2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

•	2020: Richard B. Barker, William E. Turcotte, Joey M. Kawaja, Barry Smith and Stephen M Butz

Peer Group Issuers, Footnote [Text Block]			TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of OSX. Dividends are net of corporate taxes and the value assumes 0% reinvestment of dividends into the OSX index. Legacy Noble filed its petition for bankruptcy and delisted from the NYSE on July 31, 2020 and therefore, in accordance the rules of the SEC, the Company is not providing a TSR or Peer Group TSR for 2020. For 2021, the TSR and the Peer Group TSR reflects the period from our listing on the NYSE on June 9, 2021, following the Company’s emergence from bankruptcy, through December 31, 2021. For 2022, the TSR and the Peer Group TSR reflects the period from June 9, 2021 through December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments			Equity Award Adjustments
			Deduct change in pension value ($)	Pension service cost adjustment ($)	Prior service cost adjustment ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)		Dividends & Interest Accrued ($)
2022	CEO	8,374,467	—	—	—	(6,851,915)	9,538,793	22,882,513	(5)	—
	Other NEOs (2)	2,261,706	—	—	—	(1,605,943)	2,235,691	4,199,598		—
2021	CEO	25,270,516	—	—	—	(23,298,341)	36,460,294	(7,084)		—
	Other NEOs (2)	5,033,297	—	—	—	(4,275,914)	6,691,510	(2,927)		—
2020	CEO	4,882,286	—	—	—	(1,114,516)	—	(450,813)		—
	CEO former (1)	7,222,019	(839,291)	—	—	(1,322,559)	—	(2,959,274)		—
	Other NEOs (2)	1,887,617	(18,152)	—	—	(584,520)	—	(227,121)		—

Non-PEO NEO Average Total Compensation Amount			$ 2,261,706	$ 5,033,297	$ 1,887,617
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,091,051	7,445,966	1,057,824
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments			Equity Award Adjustments
			Deduct change in pension value ($)	Pension service cost adjustment ($)	Prior service cost adjustment ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)		Dividends & Interest Accrued ($)
2022	CEO	8,374,467	—	—	—	(6,851,915)	9,538,793	22,882,513	(5)	—
	Other NEOs (2)	2,261,706	—	—	—	(1,605,943)	2,235,691	4,199,598		—
2021	CEO	25,270,516	—	—	—	(23,298,341)	36,460,294	(7,084)		—
	Other NEOs (2)	5,033,297	—	—	—	(4,275,914)	6,691,510	(2,927)		—
2020	CEO	4,882,286	—	—	—	(1,114,516)	—	(450,813)		—
	CEO former (1)	7,222,019	(839,291)	—	—	(1,322,559)	—	(2,959,274)		—
	Other NEOs (2)	1,887,617	(18,152)	—	—	(584,520)	—	(227,121)		—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay-for-Performance Alignment
The following table identifies what we believe to be three of our key financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2022 to company performance, in no particular order. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted Free Cash Flow
Contract Drilling Margin Less G&A
Absolute and Relative Total Shareholder Return (Matrix)

Total Shareholder Return Amount			$ 152.36	100.24
Peer Group Total Shareholder Return Amount			127.17	79.17
Net Income (Loss)			$ 169,000,000	$ 352,000,000	$ (3,978,000,000)
Company Selected Measure Amount			165	(95)	151
PEO Name	Ms. Robertson	Mr. Eifler	Mr. Eifler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Financial Performance Measures
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Contract Drilling Margin Less G&A
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Absolute and Relative Total Shareholder Return (Matrix)
Robertson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 0	$ 7,222,019
PEO Actually Paid Compensation Amount			0	0	2,100,895
Eifler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,374,467	25,270,516	4,882,286
PEO Actually Paid Compensation Amount			33,943,858	38,425,385	3,316,957
PEO [Member] | Robertson [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(839,291)
PEO [Member] | Robertson [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Robertson [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Robertson [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,322,559)
PEO [Member] | Robertson [Member] | Include yearend equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Robertson [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,959,274)
PEO [Member] | Robertson [Member] | Dividends Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Eifler [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Eifler [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Eifler [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Eifler [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,851,915)	(23,298,341)	(1,114,516)
PEO [Member] | Eifler [Member] | Include yearend equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,538,793	36,460,294	0
PEO [Member] | Eifler [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			22,882,513	(7,084)	(450,813)
PEO [Member] | Eifler [Member] | Dividends Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(18,152)
Non-PEO NEO [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,605,943)	(4,275,914)	(584,520)
Non-PEO NEO [Member] | Include yearend equity value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,235,691	6,691,510	0
Non-PEO NEO [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,199,598	(2,927)	(227,121)
Non-PEO NEO [Member] | Dividends Interest Accrued [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0